LITIGATION	12 Months Ended
Dec. 31, 2011
LITIGATION

12.  LITIGATION

The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies in the ordinary course of our business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.

In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits arising out of the operations of the insurance subsidiaries. Other insurance companies face many of these same issues. The lawsuits discussed below are in various stages of development. We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, if appropriate. The outcomes of these cases are uncertain at this time.

We establish accruals for lawsuits when it is probable that a loss has been incurred and we can reasonably estimate its potential exposure, which may include a range of loss (referred to as a loss that is both “probable and estimable” in the discussion below). As to lawsuits in which the loss is not considered both probable and estimable, we have not established a liability at this time. It is generally not possible to determine the exposure associated with our lawsuits for a number of reasons, including, without limitation, one or more of the following: liability appears to be remote; putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by the courts in the vast majority of our cases in which certification has been sought; class definitions are often indefinite and preclude detailed exposure analysis; and, complaints rarely state an amount sought as relief, and when such amount is stated, it is often a function of pleading requirements and may be unrelated to the potential exposure.

The following is a discussion of potentially significant pending class action cases at December 31, 2011, and certain cases resolved during the three-year period then ended. For cases that have settled, but for which settlement is not complete, an accrual has been established at our best estimate of the exposure. Settlements that are complete are fully reflected in our financial statements. The amounts accrued or paid for these settlements were not material to our consolidated financial condition, cash flows, or results of operations.

As to the pending cases, although their outcomes are uncertain, in each case we do not believe that the outcome will have a material impact on our consolidated financial condition, cash flows, or results of operations. In addition, we do not consider the losses from the pending cases to be both probable and estimable, and we are unable to estimate a range of loss, if any, at this time, due to the factors discussed above. In the event that any one or more of these cases results in a substantial judgment against, or settlement by, Progressive, the resulting liability could have a material effect on our consolidated financial condition, cash flows, and/or results of operations.

Pending cases at December 31, 2011, include:

•	One certified class action lawsuit seeking interest on personal injury protection (PIP) payments that allegedly were late.
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Two putative class action lawsuits alleging that we violate the “make-whole” and “common-fund” doctrines. Specifically, it is alleged that we may obtain reimbursement of medical payments made on behalf of an insured only when the insured has been made whole by the person who caused the insured’s injuries and that we further must deduct from the reimbursement amount a proportionate share of the insured’s legal fees for pursuing the person who caused the insured’s injuries.

•	Two putative class action lawsuits challenging the labor rates our insurance subsidiaries pay to auto body repair shops.
•	Four putative class action lawsuits challenging Progressive’s insurance subsidiaries’ practice in Florida of adjusting PIP and first-party medical payments.
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One certified and one putative class action lawsuit, each that challenges our insurance subsidiaries’ use of certain automated database vendors or software to assist in the adjustment of bodily injury claims where the plaintiffs allege that these databases or software systematically undervalue the claims.

•	One putative class action lawsuit challenging our policy form with regard to rejecting uninsured motorist coverage.
•	One putative class action lawsuit challenging Progressive’s evaluation of physical damage claims regarding diminution of value.
•	Two putative class action lawsuits challenging the manner in which Progressive grants a discount for anti-theft devices.
•	One putative class action lawsuit alleging that Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage on multiple vehicle policies.
•	One putative class action lawsuit alleging that Progressive improperly applies a preferred provider discount to medical payment claims.
•	One putative class action lawsuit alleging that Progressive undervalues total loss claims through the use of certain valuation tools.
•	One putative class action lawsuit challenging the manner in which Progressive charges premium and assesses total loss claims for commercial vehicle stated amount policies.

Cases settled during 2011, include:

•	One putative class action lawsuit that challenged the labor rates our insurance subsidiaries pay to auto body repair shops; settlement was completed in 2011.
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One class action lawsuit certified for settlement that alleged Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage on multiple vehicle policies; an accrual has been established.

Cases settled during 2010, include:

•	One putative class action lawsuit challenging our notice of cancellation form for nonpayment of premium and subsequent denial of automobile coverage; an accrual has been established.

Cases settled during 2009, include:

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One certified class action lawsuit that challenged our insurance subsidiaries’ use of certain automated database vendors or software to assist in the adjustment of bodily injury claims; settlement was completed in 2010.

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Eight class action lawsuits, which were consolidated in one settlement agreement, and six individual lawsuits, which challenged certain aspects of our insurance subsidiaries use of credit information and compliance with notice requirements under the federal Fair Credit Reporting Act; payments were made during 2009 and the administration of this class action settlement was completed in 2010.

•	One certified nationwide class action lawsuit challenging our insurance subsidiaries’ practice of taking betterment on boat repairs; settlement was completed in 2009.
•	One putative class action lawsuit alleging that Progressive’s insurance subsidiaries used non-conforming underinsured motorist rejection forms; settlement was completed in 2009.
•	One certified class action lawsuit alleging that Progressive’s insurance subsidiaries failed to offer certain enhanced PIP benefits; an accrual has been established.
•	Three state class action lawsuits related to over-charging municipal tax to policyholders; an accrual has been established.